Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
13.	Commitments and Contingencies

Purchase Commitments—At March 31, 2013, purchase commitments were $99 million for the remainder of 2013, $95 million for 2014, $33 million for 2015, $20 million for 2016, $19 million for 2017 and $111 million thereafter.

Letters of Credit—At March 31, 2013, the Company had outstanding letters of credit, bank guarantees and performance bonds of approximately $51 million, of which $25 million in letters of credit were issued under the UBS Revolver and $18 million were bank guarantees issued by ABSA.

Legal—The Western Australia Office of State Revenue (the “OSR”) continues to review their technical position on the imposition of stamp duty on the transfer of Tronox Incorporated’s shares related to Kerr-McGee’s restructuring in 2002 and from the share transfer related to the spinoff of Tronox Incorporated from Kerr-McGee in 2005. On January 17, 2012, the OSR contacted the Company seeking additional information related to the 2005 spinoff. On October 20, 2012, the OSR rendered its assessment of $5 million, comprised of a primary stamp duty liability of $3 million and penalty tax of $2 million. The Company had accrued $3 million at December 31, 2012, which was recorded in “Trade and other payables” in the unaudited Condensed Consolidated Balance Sheets. As required by law, the Company paid the entire amount of the assessment in January 2013; however it has submitted an objection to the penalty, setting out the reasons that the Commissioner of State Revenue has erred in the imposition of the penalty. The decision is expected in respect of this matter in 2013. If the objection is unsuccessful, the Company may appeal to the State Administrative Tribunal for review of the decision. The Company intends to exercise all its legal and administrative options in order to oppose the imposition of the penalty.

Environmental Contingencies—In accordance with ASC 450, Contingencies, the Company recognizes a loss and records an undiscounted liability when litigation has commenced or a claim or an assessment has been asserted or, based on available information, commencement of litigation or assertion of a claim or assessment is probable, and the associated costs can be estimated. It is not possible for the Company to reliably estimate the amount and timing of all future expenditures related to environmental matters because, among other reasons, environmental laws and regulations, as well as enforcement policies and clean up levels, are continually changing, and the outcome of court proceedings, alternative dispute resolution proceedings (including mediation) and discussions with regulatory agencies are inherently uncertain.

The Company believes that it has reserved adequately for the probable and reasonably estimable costs of known contingencies. There is no environmental litigation, claim or assessment that has been asserted nor is there any probability of an assessment or a claim for which the Company has not recorded a liability. However, additions to the reserves may be required as additional information is obtained that enables the Company to better estimate its liabilities. The Company cannot reliably estimate the amount of future additions to the reserves at this time. In certain situations, reserves may be probable but not estimable. Additionally, sites may be identified in the future where the Company could have potential liability for environmental related matters. If a site is identified, the Company will evaluate to determine what reserve, if any, should be established.

Other Matters—From time to time, the Company may be party to a number of legal and administrative proceedings involving environmental and/or other matters in various courts or agencies. These proceedings, individually and in the aggregate, may have a material adverse effect on the Company. These proceedings may be associated with facilities currently or previously owned, operated or used by the Company and/or its predecessors, some of which may include claims for personal injuries, property damages, cleanup costs and other environmental matters. Current and former operations of the Company may also involve management of regulated materials, which are subject to various environmental laws and regulations including the Comprehensive Environmental Response Compensation and Liability Act (“CERCLA”), the Resource Conservation and Recovery Act (the “RCRA”) or state equivalents. Similar environmental laws and regulations and other requirements exist in foreign countries in which the Company operates.

14. Commitments and Contingencies

Leases—At December 31, 2012, minimum rental commitments, primarily for buildings, land, equipment and railcars under non-cancellable operating leases was $29 million for 2013, $27 million for 2014, $25 million for 2015, $23 million for 2016, $23 million for 2017 and $157 million thereafter. Total rental expense related to operating leases was $8 million, $12 million, $1 million and $15 million, respectively, for the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010. Future minimum lease payments under capital leases at December 31, 2012 were not significant. See Note 12.

Purchase Commitments—At December 31, 2012, purchase commitments were $344 million for 2013, $318 million for 2014, $257 million for 2015, $7 million for 2016, $7 million for 2017 and $58 million thereafter.

Letters of Credit—At December 31, 2012, the Company had outstanding letters of credit, bank guarantees and performance bonds of approximately $55 million, of which $29 million in letters of credit were issued under the UBS Revolver.

Environmental Contingencies—In accordance with ASC 450, the Company recognizes a loss and records an undiscounted liability when litigation has commenced or a claim or an assessment has been asserted or, based on available information, commencement of litigation or assertion of a claim or assessment is probable, and the associated costs can be estimated. It is not possible for the Company to reliably estimate the amount and timing of all future expenditures related to environmental matters because, among other reasons, environmental laws and regulations, as well as enforcement policies and clean up levels, are continually changing, and the outcome of court proceedings, alternative dispute resolution proceedings (including mediation) and discussions with regulatory agencies are inherently uncertain.

The Company believes that it has reserved adequately for the probable and reasonably estimable costs of known contingencies. There is no environmental litigation, claim or assessment that has been asserted nor is there any probability of an assessment or a claim for which the Company has not recorded a liability. However, additions to the reserves may be required as additional information is obtained that enables the Company to better estimate its liabilities. The Company cannot reliably estimate the amount of future additions to the reserves at this time. In certain situations, reserves may be probable but not estimable. Additionally, sites may be identified in the future where the Company could have potential liability for environmental related matters. If a site is identified, the Company will evaluate to determine what reserve, if any, should be established.

Legal—The Western Australia Office of State Revenue (the “OSR”) continues to review their technical position on the imposition of stamp duty on the transfer of Tronox Incorporated’s shares related to Kerr-McGee’s restructuring in 2002 and from the share transfer related to the spinoff of Tronox Incorporated from Kerr-McGee in 2005. On January 17, 2012, the OSR contacted the Company seeking additional information related to the 2005 spinoff. In addition, the OSR informed the Company that it has made a preliminary determination that the Company was land rich at the time of the 2002 share transfers and, as a result, the Company may be liable for stamp duty and penalties arising from that share transfer. The OSR has not made an assessment at this time and continues discussions with the Company and its legal advisors. The Company has accrued stamp duty on the 2002 transaction in the amount of $3 million based upon its position that the Company was not land rich at the time of the share transfers. The Company intends to exercise all of its legal and administrative remedies in the event that the OSR makes an assessment based upon its claim that it is land rich.

During 2011, the outstanding legal disputes between the Company and RTI Hamilton, Inc dating back to 2008 came to a close with the parties reaching an agreement in principle. The agreement reflects a compromise and settlement of disputed claims in complete accord and satisfaction thereof. RTI Hamilton paid Tronox the sum of $11 million, of which $1 million constituted payment for capital costs incurred by the Company in relation to the agreement, plus interest.

Other Matters—From time to time, the Company may be party to a number of legal and administrative proceedings involving environmental and/or other matters in various courts or agencies. These proceedings, individually and in the aggregate, may have a material adverse effect on the Company. These proceedings may be associated with facilities currently or previously owned, operated or used by the Company and/or its predecessors, some of which may include claims for personal injuries, property damages, cleanup costs and other environmental matters. Current and former operations of the Company may also involve management of regulated materials, which are subject to various environmental laws and regulations including the Comprehensive Environmental Response Compensation and Liability Act (“CERCLA”), the Resource Conservation and Recovery Act (“RCRA”) or state equivalents. Similar environmental laws and regulations and other requirements exist in foreign countries in which the Company operates.